American Century Mutual Funds, Inc.

PROSPECTUS SUPPLEMENT

GROWTH FUND * ULTRA(reg.tm) FUND * VISTA(sm) FUND * HERITAGE FUND * VEEDOT FUND(reg. tm)
(ADVISOR CLASS/C CLASS/R CLASS)

Supplement dated August 1, 2004 * Prospectuses dated February 27, 2004

THE FOLLOWING REPLACES THE Annual Fund Operating Expenses CHART ON PAGE 10.

    ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

                       MANAGEMENT   DISTRIBUTION AND         OTHER         TOTAL ANNUAL FUND
                       FEE          SERVICE (12B-1) FEES(1)  EXPENSES(2)   OPERATING EXPENSES
    -----------------------------------------------------------------------------------------
    Growth
       Advisor Class   0.75%(3)     0.50%(4)                 0.00%         1.25%
    -----------------------------------------------------------------------------------------
       C Class         1.00%(3)     1.00%                    0.00%         2.00%
    -----------------------------------------------------------------------------------------
       R Class         1.00%(3)     0.50%                    0.00%         1.50%
    -----------------------------------------------------------------------------------------
    Ultra
       Advisor Class   0.75%(3)     0.50%(4)                 0.00%         1.25%
    -----------------------------------------------------------------------------------------
       C Class         1.00%(3)     1.00%                    0.00%         2.00%
    -----------------------------------------------------------------------------------------
       R Class         1.00%(3)     0.50%                    0.00%         1.50%
    -----------------------------------------------------------------------------------------
    Vista
       Advisor Class   0.75%        0.50%(4)                 0.00%         1.25%
    -----------------------------------------------------------------------------------------
       C Class         1.00%        1.00%                    0.00%         2.00%
    -----------------------------------------------------------------------------------------
    Heritage
       Advisor Class   0.75%        0.50%(4)                 0.00%         1.25%
    -----------------------------------------------------------------------------------------
       C Class         1.00%        1.00%                    0.00%         2.00%
    -----------------------------------------------------------------------------------------
    Veedot
       Advisor Class   1.25%(3)     0.50%(4)                 0.00%         1.75%
    -----------------------------------------------------------------------------------------

    (1) THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES THROUGH
        BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
        INTERMEDIARIES. A PORTION OF THE FEE IS USED TO COMPENSATE THEM FOR
        ONGOING RECORDKEEPING AND ADMINISTRATIVE SERVICES THAT WOULD OTHERWISE
        BE PERFORMED BY AN AFFILIATE OF THE ADVISOR, AND A PORTION IS USED TO
        COMPENSATE THEM FOR DISTRIBUTION AND OTHER SHAREHOLDER SERVICES. FOR
        MORE INFORMATION, SEE Service, Distribution and Administrative Fees,
        PAGE 29.

    (2) OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUNDS'
        INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
        LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

    (3) BASED ON ASSETS DURING A FUND'S MOST RECENT FISCAL YEAR. THE FUNDS HAVE
        STEPPED FEE SCHEDULES. AS A RESULT, THE FUNDS' MANAGEMENT FEE RATES
        GENERALLY DECREASE AS STRATEGY ASSETS INCREASE AND INCREASE AS STRATEGY
        ASSETS DECREASE. SEE The Investment Advisor UNDER Management FOR AN
        EXPLANATION OF STRATEGY ASSETS.

    (4) HALF OF THE ADVISOR CLASS 12B-1 FEE (0.25%) IS FOR SHAREHOLDER SERVICES
        PROVIDED BY FINANCIAL INTERMEDIARIES, WHICH WOULD OTHERWISE BE PAID BY
        THE ADVISOR OUT OF THE UNIFIED MANAGEMENT FEE. THE ADVISOR HAS REDUCED
        ITS UNIFIED MANAGEMENT FEE FOR THE ADVISOR CLASS SHARES, BUT THE FEE FOR
        CORE INVESTMENT ADVISORY SERVICES IS THE SAME FOR ALL CLASSES.

THE FOLLOWING REPLACES THE THIRD PARAGRAPH UNDER The Investment Advisor ON PAGE
16.

    For the services it provided to each fund, the advisor received a fee based on a percentage of the daily net assets of each specific class of shares of each fund. For a fund with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the advisor's assets under management in the fund's investment strategy ("strategy assets") to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the advisor that are not in the American Century family of mutual funds but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets, in calculating the fee rate for a particular fund could allow a fund to realize scheduled cost savings more quickly if the advisor acquires additional assets under management within a strategy in addition to the fund's assets.
    The amount of the fee is calculated daily and paid monthly in arrears.
    Veedot Advisor Class will pay the advisor a unified management fee of 1.25%
    of its pro rata share of the first $500 million of the fund's strategy assets, 1.05% of its pro rata share of the next $500 million of the fund's strategy assets and 0.85% of its pro rata share over $1 billion of the fund's strategy assets. Veedot does not offer C Class or R Class shares.

SH-SPL-39177   0408

American Century Mutual Funds, Inc.

PROSPECTUS SUPPLEMENT

SELECT FUND * NEW OPPORTUNITIES II FUND
(INVESTOR CLASS/INSTITUTIONAL CLASS)

SELECT FUND * NEW OPPORTUNITIES II FUND * CAPITAL GROWTH FUND
(A CLASS/B CLASS/C CLASS/ADVISOR CLASS)

Supplement dated August 1, 2004 * Prospectuses dated February 27, 2004

THE FOLLOWING REPLACES THE Annual Fund Operating Expenses CHART ON PAGE 6 OF THE
INVESTOR CLASS/INSTITUTIONAL CLASS PROSPECTUS.

      ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                               MANAGEMENT    DISTRIBUTION AND       OTHER        TOTAL ANNUAL FUND
                               FEE(1)        SERVICE (12B-1) FEES   EXPENSES(2)  OPERATING EXPENSES
      ---------------------------------------------------------------------------------------------
      Select
         Investor Class        1.00%         None                   0.00%        1.00%
      ---------------------------------------------------------------------------------------------
         Institutional Class   0.80%         None                   0.00%        0.80%
      ---------------------------------------------------------------------------------------------
      New Opportunities II
         Investor Class        1.50%         None                   0.00%        1.50%
      ---------------------------------------------------------------------------------------------
         Institutional Class   1.30%         None                   0.00%        1.30%
      ---------------------------------------------------------------------------------------------

     (1) BASED ON ASSETS DURING A FUND'S MOST RECENT FISCAL YEAR. THE FUNDS HAVE
         STEPPED FEE SCHEDULES. AS A RESULT, THE FUNDS' MANAGEMENT FEE RATES
         GENERALLY DECREASE AS STRATEGY ASSETS INCREASE AND INCREASE AS STRATEGY
         ASSETS DECREASE. SEE THE Investment Advisor UNDER Management FOR AN
         EXPLANATION OF STRATEGY ASSETS.

     (2) OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUNDS'
         INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
         LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

THE FOLLOWING REPLACES THE Annual Fund Operating Expenses CHART ON PAGE 8 OF THE
A CLASS/B CLASS/C CLASS/ ADVISOR CLASS PROSPECTUS.

     ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

                           MANAGEMENT   DISTRIBUTION AND        OTHER      TOTAL ANNUAL FUND
                           FEE(1)       SERVICE (12B-1) FEES(2) EXPENSES   OPERATING EXPENSES
     ----------------------------------------------------------------------------------------
     Select
        A Class            1.00%        0.25%                   0.00%(3)   1.25%
     ----------------------------------------------------------------------------------------
        B Class            1.00%        1.00%                   0.00%(3)   2.00%
     ----------------------------------------------------------------------------------------
        C Class            1.00%        1.00%                   0.00%(3)   2.00%
     ----------------------------------------------------------------------------------------
        Advisor Class      0.75%        0.50%(4)                0.00%(3)   1.25%
     ----------------------------------------------------------------------------------------
     New Opportunities II
        A Class            1.50%        0.25%                   0.00%(3)   1.75%
     ----------------------------------------------------------------------------------------
        B Class            1.50%        1.00%                   0.00%(3)   2.50%
     ----------------------------------------------------------------------------------------
        C Class            1.50%        1.00%                   0.00%(3)   2.50%
     ----------------------------------------------------------------------------------------
     Capital Growth
        A Class            1.00%        0.25%                   0.00%(5)   1.25%
     ----------------------------------------------------------------------------------------
        B Class            1.00%        1.00%                   0.00%(5)   2.00%
     ----------------------------------------------------------------------------------------
        C Class            1.00%        1.00%                   0.00%(5)   2.00%
     ----------------------------------------------------------------------------------------

    (1) BASED ON ASSETS DURING A FUND'S MOST RECENT FISCAL YEAR. THE FUNDS HAVE
        STEPPED FEE SCHEDULES. AS A RESULT, THE FUNDS' MANAGEMENT FEE RATES
        GENERALLY DECREASE AS STRATEGY ASSETS INCREASE AND INCREASE AS STRATEGY
        ASSETS DECREASE. SEE The Investment Advisor UNDER Management FOR AN
        EXPLANATION OF STRATEGY ASSETS.

    (2) THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES
        THROUGH BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
        INTERMEDIARIES. A PORTION OF THE FEE IS USED TO COMPENSATE SUCH FINANCIAL
        INTERMEDIARIES FOR ONGOING RECORDKEEPING AND ADMINISTRATIVE SERVICES THAT
        WOULD OTHERWISE BE PERFORMED BY AN AFFILIATE OF THE ADVISOR, AND A
        PORTION IS USED TO COMPENSATE THEM FOR DISTRIBUTION AND OTHER SHAREHOLDER
        SERVICES. FOR MORE INFORMATION, SEE Service, Distribution and
        Administrative Fees, PAGE 28.

    (3) OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUNDS'
        INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
        LESS THAN 0.005% FOR THE CURRENT FISCAL YEAR.

    (4) HALF OF THE ADVISOR CLASS 12B-1 FEE (0.25%) IS FOR SHAREHOLDER SERVICES
        PROVIDED BY FINANCIAL INTERMEDIARIES, WHICH WOULD OTHERWISE BE PAID BY
        THE ADVISOR OUT OF THE UNIFIED MANAGEMENT FEE. THE ADVISOR HAS REDUCED
        ITS UNIFIED MANAGEMENT FEE FOR ADVISOR CLASS SHARES TO REFLECT THIS
        ARRANGEMENT, BUT THE FEE FOR CORE INVESTMENT ADVISORY SERVICES IS THE
        SAME FOR ALL CLASSES.

    (5) OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
        INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, ARE
        EXPECTED TO BE LESS THAN 0.005% FOR THE CURRENT FISCAL YEAR.

THE FOLLOWING REPLACES THE THIRD SENTENCE OF THE PARAGRAPH, The Board of
Directors, ON PAGE 9 OF THE INVESTOR CLASS/INSTITUTIONAL CLASS PROSPECTUS AND ON
PAGE 13 OF THE A CLASS/B CLASS/C CLASS/ADVISOR CLASS PROSPECTUS.

    More than three-fourths of the directors are independent of the funds'
    advisor; that is, they are not employed by and have no financial interest in the advisor.

THE FOLLOWING REPLACES THE THIRD PARAGRAPH UNDER The Investment Advisor ON PAGE
9 OF THE INVESTOR CLASS/INSTITUTIONAL CLASS PROSPECTUS.

    For the services it provided to each fund, the advisor received unified management fee based on a percentage of the daily net assets of each specific class of shares of each fund. This formula takes into account all of the advisor's assets under management in the fund's investment strategy
    ("strategy assets") to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the advisor that are not in the American Century family of mutual funds but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets, in calculating the fee rate for a particular fund could allow a fund to realize scheduled cost savings more quickly if the advisor acquires additional assets under management within a strategy in addition to the fund's assets. The amount of the fee is calculated daily and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. The Institutional Class of New Opportunities II had no
    assets as of the date of this prospectus, but will pay the advisor a unified management fee of 1.30% of its pro rata share of the first $250 million of the fund's strategy assets, 1.10% of its pro rata share of the next $500 million of the fund's strategy assets and 0.90% of its pro rata share over
    $1 billion of the fund's strategy assets.

THE FOLLOWING REPLACES THE THIRD PARAGRAPH UNDER The Investment Advisor ON PAGE
13 OF THE A CLASS/B CLASS/C CLASS/ADVISOR CLASS PROSPECTUS.

   For the services it provided to each fund, the advisor received unified management fee based on a percentage of the daily net assets of each specific class of shares of each fund. This formula takes into account all of the advisor's assets under management in the fund's investment strategy
   ("strategy assets") to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the advisor that are not in the American Century family of mutual funds but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets, in calculating the fee rate for a particular fund could allow a fund to realize scheduled cost savings more quickly if the advisor acquires additional assets under management within a strategy in addition to the fund's assets. The amount of the fee is calculated daily and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. The A, B and C Classes of Capital Growth had no assets as of the most recent fiscal year end, but will pay the advisor a unified management fee of 1.00% of its pro rata share of the first $20 billion of the fund's strategy assets, 0.95% of its pro rata share of the next $10 billion of the fund's strategy assets, 0.925% of its pro rata share of the next $10 billion of the fund's strategy assets, 0.90% of its pro rata share of the next $10 billion of the fund's strategy assets and 0.875% of its pro rata share over $50 billion of the fund's strategy assets.

THE FOLLOWING REPLACES THE SECTION, Minimum Initial Investment Amounts (Investor
Class), ON PAGE 14 OF THE INVESTOR CLASS/INSTITUTIONAL CLASS PROSPECTUS.

    To open an account, the minimum initial investment amounts are $2,000 for a
    Coverdell Education Savings Account (CESA), and $2,500 for all other accounts.

THE FOLLOWING REPLACES THE DEFINITION UNDER THE HEADING, Account Maintenance
Fee, ON PAGE 14 OF THE INVESTOR CLASS/INSTITUTIONAL CLASS PROSPECTUS.

    [graphic of triangle]

    Personal accounts INCLUDE INDIVIDUAL ACCOUNTS, JOINT ACCOUNTS, UGMA/UTMA
    ACCOUNTS, PERSONAL TRUSTS, COVERDELL EDUCATION SAVINGS ACCOUNTS, IRAS
    (INCLUDING TRADITIONAL, ROTH, ROLLOVER, SEP-, SARSEP- AND SIMPLE-IRAS),
    AND CERTAIN OTHER RETIREMENT ACCOUNTS. IF YOU HAVE ONLY BUSINESS, BUSINESS
    RETIREMENT, EMPLOYER-SPONSORED OR AMERICAN CENTURY BROKERAGE ACCOUNTS, YOU
    ARE CURRENTLY NOT SUBJECT TO THIS FEE, BUT YOU MAY BE SUBJECT TO OTHER
    FEES.

THE FOLLOWING REPLACES THE SECTION, Minimum Initial Investment Amounts, ON PAGE
17 OF THE A CLASS/B CLASS/C CLASS/ADVISOR CLASS PROSPECTUS.

    To open an account, the minimum initial investment amounts are $2,000 for a
    Coverdell Education Savings Account (CESA), and $2,500 for all other accounts. Aggregate purchases are limited to amounts less than $100,000 for
    B Class shares and amounts less than $1,000,000 for C Class shares.

SH-SPL-39176   0408

American Century Mutual Funds, Inc.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

GROWTH FUND * ULTRA(reg.tm) FUND * SELECT FUND * VISTA(sm) FUND * HERITAGE FUND
BALANCED FUND * CAPITAL VALUE FUND * GIFTRUST(reg.tm) FUND
NEW OPPORTUNITIES FUND NEW OPPORTUNITIES II FUND * VEEDOT(reg.tm) FUND
CAPITAL GROWTH FUND

Supplement dated August 1, 2004 * Statement of Additional Information dated February 27, 2004

THE FOLLOWING REPLACES THE SECOND SENTENCE OF THE SECOND PARAGRAPH UNDER Debt
Securities ON PAGE 16.

    Debt Securities generally will be limited to investment-grade obligations.

THE PORTFOLIO TURNOVER SECTION BEGINNING ON PAGE 27 OF THE STATEMENT OF
ADDITIONAL INFORMATION IS REPLACED WITH THE FOLLOWING:

    PORTFOLIO TURNOVER

    The portfolio turnover rate of each fund is listed in the Financial
    Highlights table in that fund's Prospectus.

    Capital Value Fund

    The fund managers of Capital Value seek to minimize realized capital gains by keeping portfolio turnover low and generally holding portfolio investments for long periods. Because a higher turnover rate may increase taxable capital gains, the managers carefully weigh the potential benefits of short-term investing against the tax impact such investing would have on the fund's shareholders. However, the fund managers may sell securities to realize losses that can be used to offset realized capital gains. They will take such actions when they believe the tax benefits from realizing losses offset the near-term investment potential of that security.

    Other Funds

    With respect to each other fund, the managers may sell securities without regard to the length of time the security has been held. Accordingly, each fund's portfolio turnover rate may be substantial.

    The fund managers intend to purchase a given security whenever they believe it will contribute to the stated objective of a particular fund. In order to achieve each fund's investment objective, the mangers may sell a given security regardless of the length of time it has been held in the portfolio, and regardless of the gain or loss realized on the sale. The managers may sell a portfolio security if they believe that the security is not fulfilling its purpose because, among other things, it did not live up to the managers' expectations, because it may be replaced with another security holding greater promise, because it has reached its optimum potential, because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.

    When a general decline in security prices is anticipated, the equity funds may decrease or eliminate entirely their equity positions and increase their cash positions, and when a general rise in price levels is anticipated, the equity funds may increase their equity positions and decrease their cash positions. However, it should be expected that the funds will, under most circumstances, be essentially fully invested in equity securities.

    Because investment decisions are based on a particular security's anticipated contribution to a fund's investment objective, the managers believe that the rate of portfolio turnover is irrelevant when they determine that a change is required to pursue the fund's investment objective. As a result, a fund's annual portfolio turnover rate cannot be anticipated and may be higher than that of other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost the funds pay directly.
    Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, because short-term capital gains are taxable as ordinary income.

    Because the managers do not take portfolio turnover rate into account in making investment decisions, (1) the managers have no intention of maintaining any particular rate of portfolio turnover, whether high or low, and (2) the portfolio turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

    For Select, the higher portfolio turnover rate in 2002 was the result of repositioning the portfolio to take advantage of investment opportunities, as well as changes to the fund's portfolio team during the year.

THE FOLLOWING REPLACES THE SECOND PARAGRAPH UNDER Investment Advisor ON PAGE
45.

    For services provided to each fund, the advisor receives a fee based on a percentage of the net assets of each fund. The amount of the fee is calculated daily and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying the fee rate calculation formula indicated on the tables below. This formula takes into account all of the advisor's assets under management in the fund's investment strategy ("strategy assets") to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the advisor that are not in the American Century family of mutual funds but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets, in calculating the fee rate for a particular fund could allow a fund to realize scheduled cost savings more quickly if the advisor acquires additional assets under management within a strategy in addition to the fund's assets.
    The management fee schedules for the funds appear below.

THE FOLLOWING REPLACES THE Management Fee CHART ON PAGES 45 AND 46.

    FUND                CLASS          PERCENTAGE OF NET ASSETS
    ------------------------------------------------------------------------------
    Balanced            Investor       0.900% of first $1 billion
                                       0.800% over $1 billion
                        ----------------------------------------------------------
                        Institutional  0.700% of first $1 billion
                                       0.600% over $1 billion
                        ----------------------------------------------------------
                        Advisor        0.650% of first $1 billion
                                       0.550% over $1 billion
    ------------------------------------------------------------------------------
    Capital Growth      A, B and C     1.000% of first $20 billion
                                       0.950% more than $20 billion to $30 billion
                                       0.925% more than $30 billion to $40 billion
                                       0.900% more than $40 billion to $50 billion
                                       0.875% over $50 billion
    ------------------------------------------------------------------------------
    Capital Value       Investor       1.10% of first $500 million
                                       1.00% of next $500 million
                                       0.90% over $1 billion
                        ----------------------------------------------------------
                        Institutional  0.90% of first $500 million
                                       0.80% of next $500 million
                                       0.70% over $1 billion
                        ----------------------------------------------------------
                        Advisor        0.85% of first $500 million
                                       0.75% of next $500 million
                                       0.65% over $1 billion
    ------------------------------------------------------------------------------
    Giftrust            Investor       1.00%
    ------------------------------------------------------------------------------
    Growth              Investor,      1.000% of first $20 billion
                        C and R        0.950% more than $20 billion to $30 billion
                                       0.925% more than $30 billion to $40 billion
                                       0.900% more than $40 billion to $50 billion
                                       0.875% over $50 billion
                        ----------------------------------------------------------
                        Institutional  0.800% of first $20 billion
                                       0.750% more than $20 billion to $30 billion
                                       0.725% more than $30 billion to $40 billion
                                       0.700% more than $40 billion to $50 billion
                                       0.675% over $50 billion
                        ----------------------------------------------------------
                        Advisor        0.750% of first $20 billion
                                       0.700% more than $20 billion to $30 billion
                                       0.675% more than $30 billion to $40 billion
                                       0.650% more than $40 billion to $50 billion
                                       0.625% over $50 billion
    ------------------------------------------------------------------------------
    Heritage            Investor and C 1.000%
                        ----------------------------------------------------------
                        Institutional  0.800%
                        ----------------------------------------------------------
                        Advisor        0.750%
    ------------------------------------------------------------------------------

    FUND                CLASS          PERCENTAGE OF NET ASSETS
    ------------------------------------------------------------------------------
    New Opportunities   Investor       1.50% of the first $500 million
                                       1.30% of next $500 million
                                       1.10% over $1 billion
    ------------------------------------------------------------------------------
    New                 Investor,      1.50% of the first $500 million
    Opportunities II    A, B and C     1.30% of next $500 million
                                       1.10% over $1 billion
                        ----------------------------------------------------------
                        Institutional  1.30% of the first $500 million
                                       1.10% of next $500 million
                                       0.90% over $1 billion
    ------------------------------------------------------------------------------
    Select              Investor,      1.000% of first $20 billion
                        A, B and C     0.950% more than $20 billion to $30 billion
                                       0.925% more than $30 billion to $40 billion
                                       0.900% more than $40 billion to $50 billion
                                       0.875% over $50 billion
                        ----------------------------------------------------------
                        Institutional  0.800% of first $20 billion
                                       0.750% more than $20 billion to $30 billion
                                       0.725% more than $30 billion to $40 billion
                                       0.700% more than $40 billion to $50 billion
                                       0.675% over $50 billion
                        ----------------------------------------------------------
                        Advisor        0.750% of first $20 billion
                                       0.700% more than $20 billion to $30 billion
                                       0.675% more than $30 billion to $40 billion
                                       0.650% more than $40 billion to $50 billion
                                       0.625% over $50 billion
    ------------------------------------------------------------------------------
    Ultra               Investor,      1.000% of first $20 billion
                        C and R        0.950% more than $20 billion to $30 billion
                                       0.925% more than $30 billion to $40 billion
                                       0.900% more than $40 billion to $50 billion
                                       0.875% over $50 billion
                        ----------------------------------------------------------
                        Institutional  0.800% of first $20 billion
                                       0.750% more than $20 billion to $30 billion
                                       0.725% more than $30 billion to $40 billion
                                       0.700% more than $40 billion to $50 billion
                                       0.675% over $50 billion
                        ----------------------------------------------------------
                        Advisor        0.750% of first $20 billion
                                       0.700% more than $20 billion to $30 billion
                                       0.675% more than $30 billion to $40 billion
                                       0.650% more than $40 billion to $50 billion
                                       0.625% over $50 billion
    ------------------------------------------------------------------------------
    Veedot              Investor       1.50% of first $500 million
                                       1.30% of next $500 million
                                       1.10% over $1 billion
                        ----------------------------------------------------------
                        Institutional  1.30% of first $500 million
                                       1.10% of next $500 million
                                       0.90% over $1 billion
                        ----------------------------------------------------------
                        Advisor        1.25% of first $500 million
                                       1.05% of next $500 million
                                       0.85% over $1 billion
    ------------------------------------------------------------------------------
    Vista               Investor and C 1.000%
                        ----------------------------------------------------------
                        Institutional  0.800%
                        ----------------------------------------------------------
                        Advisor        0.750%
    ------------------------------------------------------------------------------

THE FOLLOWING REPLACES THE PARAGRAPH IMMEDIATELY FOLLOWING THE Management Fee
CHART ON PAGE 46.

    On each calendar day, each class of each fund accrues a management fee that is equal to the class's management fee rate (as calculated pursuant to the above schedules) times the net assets of the class divided by 365 (366 in leap years). On the first business day of each month, the funds pay a management fee to the advisor for the previous month. The management fee is the sum of the daily fee calculations for each day of the previous month.

SH-SPL-39161   0408